SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to the non-controlling interest		$ 34,777	$ 764		$ 68,435	$ 90,258	$ 193,372
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss Subsidiary						(333,630)	(817,151)
Net loss attributable to the non-controlling interest						90,258	193,372
Net loss affecting Bioxytran						(243,372)	(623,780)
Accumulated losses						(3,927,917)	(3,594,287)
Accumulated losses attributable to the non-controlling interest						841,836	751,578
Accumulated losses affecting Bioxytran						(3,086,081)	(2,842,709)
Net equity non-controlling interest						(680,886)	(590,628)
Net loss affecting Bioxytran						(243,372)	(623,780)
Accumulated losses affecting Bioxytran						(3,086,081)	(2,842,709)
Net equity non-controlling interest						$ (680,886)	$ (590,628)